Note 4 - Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 4 - Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following:

	September 30, 2015	December 31, 2014
Furniture, fixtures, and equipment	$8,403	$8,403
Less: accumulated depreciation	(2,519)	(416)
Fixed assets, net	$5,884	$7,987

Depreciation Expense

Depreciation expense for the nine months ended September 30, 2015 and 2014, was $2,103 and $0, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation at December 31, consisted of the following:

	December 31, 2014	December 31, 2013
Furniture, fixtures, and equipment	$8,403	-
Less: accumulated depreciation	(416)	-
Fixed assets, net	$7,987	-

Depreciation expense

Depreciation expense for the years ended December 31, 2014 and 2013, was $416 and $0, respectively.